FINANCIAL RISK FACTORS - Contingent consideration (Details)	Dec. 31, 2022
Equity Volatility | Bottom of range
FINANCIAL RISK FACTORS
Input liabilities	0.5565
Equity Volatility | Top of range
FINANCIAL RISK FACTORS
Input liabilities	0.8505
Revenue Volatility | Bottom of range
FINANCIAL RISK FACTORS
Input liabilities	0.0746
Revenue Volatility | Top of range
FINANCIAL RISK FACTORS
Input liabilities	0.2396
Risk-free rate | Bottom of range
FINANCIAL RISK FACTORS
Input liabilities	0.0162
Risk-free rate | Top of range
FINANCIAL RISK FACTORS
Input liabilities	0.0467
Revenue Risk Premium | Bottom of range
FINANCIAL RISK FACTORS
Input liabilities	0.0558
Revenue Risk Premium | Top of range
FINANCIAL RISK FACTORS
Input liabilities	0.0961
Credit Risk Rate | Bottom of range
FINANCIAL RISK FACTORS
Input liabilities	0.1050
Credit Risk Rate | Top of range
FINANCIAL RISK FACTORS
Input liabilities	0.1910
Discount Rate | Bottom of range
FINANCIAL RISK FACTORS
Input liabilities	0.0840
Discount Rate | Top of range
FINANCIAL RISK FACTORS
Input liabilities	0.1000